Severance Indemnities and Pension Plans (Narrative) (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2020 JPY (¥) Age	Mar. 31, 2019 JPY (¥)	Mar. 31, 2018 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Eligible age for lifetime annuity payments | Age	65
Special lump-sum early termination benefits charged to operations for the fiscal year	¥ 13,883	¥ 9,325	¥ 10,153
Domestic, Japan [Member] | Pension Benefits and SIPs [Member] | Other Debt Securities and Japanese Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of debt securities issued by the MUFG Group included in plan assets	¥ 942	¥ 1,224
Percentage of fair value of debt securities issued by the MUFG Group to total fair value of plan assets	0.03%	0.04%
Domestic, Japan [Member] | Pension Benefits and SIPs [Member] | Japanese Marketable Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of common stock issued by the MUFG Group included in plan assets	¥ 5,843	¥ 5,414
Percentage of fair value of common stock issued by the MUFG Group to total fair value of plan assets	0.20%	0.18%